Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Personnel Expenses [Line Items]
Disclosure Of Employee Benefits Explanatory

Note 6 Personnel expenses

	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Salaries[1]	6,037	6,230	6,282
Variable compensation – performance awards[2]	3,090	2,972	3,210
of which: guarantees for new hires	36	30	38
Variable compensation – other[2]	248	418	346
of which: replacement payments[3]	71	86	76
of which: forfeiture credits	(105)	(73)	(86)
of which: severance payments[4]	111	217	157
of which: retention plan and other payments[5]	171	188	198
Wealth Management Americas: Financial advisor compensation[2,6]	3,986	3,697	3,552
Contractors	451	420	365
Social security	798	747	820
Pension and other post-employment benefit plans[7]	710	670	808
Other personnel expenses	570	565	600
Total personnel expenses[8]	15,889	15,720	15,981
1 Includes role-based allowances. 2 Refer to Note 27 for more information. 3 Replacement payments are payments made to compensate employees for deferred awards forfeited as a result of joining UBS. 4 Includes legally obligated and standard severance payments. 5 Includes interest expense related to Deferred Contingent Capital Plan awards. 6 Financial advisor compensation consists of grid-based compensation based directly on compensable revenues generated by financial advisors and supplemental compensation calculated based on financial advisor productivity, firm tenure, assets and other variables. It also includes expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. 7 Refer to Note 26 for more information. 8 Includes net restructuring expenses of CHF 534 million, CHF 751 million and CHF 460 million for the years ended 31 December 2017, 31 December 2016 and 31 December 2015, respectively. Refer to Note 30 for more information.

UBS AG
Disclosure Of Personnel Expenses [Line Items]
Disclosure Of Employee Benefits Explanatory

Note 6 Personnel expenses

	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Salaries[1]	5,323	6,136	6,260
Variable compensation – performance awards[2]	2,996	2,963	3,209
of which: guarantees for new hires	36	30	38
Variable compensation – other[2]	227	418	346
of which: replacement payments[3]	69	86	76
of which: forfeiture credits	(104)	(73)	(86)
of which: severance payments[4]	93	217	157
of which: retention plan and other payments[5]	169	188	198
Wealth Management Americas: Financial advisor compensation[2,6]	3,986	3,697	3,552
Contractors	313	420	365
Social security	717	734	817
Pension and other post-employment benefit plans[7]	591	669	807
Other personnel expenses	521	554	597
Total personnel expenses[8]	14,673[9]	15,591	15,954
1 Includes role-based allowances. 2 Refer to Note 27 for more information. 3 Replacement payments are payments made to compensate employees for deferred awards forfeited as a result of joining UBS. 4 Includes legally obligated and standard severance payments. 5 Includes interest expense related to Deferred Contingent Capital Plan awards. 6 Financial advisor compensation consists of grid-based compensation based directly on compensable revenues generated by financial advisors and supplemental compensation calculated based on financial advisor productivity, firm tenure, assets and other variables. It also includes expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. 7 Refer to Note 26 for more information. 8 Includes net restructuring expenses of CHF 362 million, CHF 731 million and CHF 458 million for the years ended 31 December 2017, 31 December 2016 and 31 December 2015, respectively. Refer to Note 30 for more information. 9 The decrease in 2017 was mainly due to the transfer of shared services functions from UBS AG to UBS Business Solutions AG. Refer to Note 30 for more information.